LOSSES PER SHARE (Schedule of Computation of Basic and Diluted Losses Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss for basic and diluted loss per share	$ (18,754)	$ (33,694)	$ (34,203)
Denominator:
Weighted average number of ordinary shares used in computing basic net loss per share	87,633,298	86,555,628	84,203,971
Weighted average number of ordinary shares used in computing diluted net loss per share	87,633,298	86,555,628	84,203,971
Basic loss per ordinary share	$ (0.21)	$ (0.39)	$ (0.41)
Diluted net loss per share	$ (0.21)	$ (0.39)	$ (0.41)